INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 16       -       INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Revenues by Geographic Area - as Percentage of Total Revenue

	Year ended December 31,
	2018	2017	2016
USA	52%	52%	49%
Japan	34	32	36
Asia *	10	12	12
Europe	4	4	3
Total	100%	100%	100%

* Represents revenues from individual countries of less than 10% each.

The basis of attributing revenues from external customers to geographic area is based on the headquarter location of the customer issuing the purchase order; actual delivery may be shipped to another geographic area per customer request.

B.	Long-Lived Assets by Geographic Area

Substantially all of Tower’s long-lived assets are located in Israel, substantially all of Jazz’s and TJT’s long-lived assets are located in the United States and substantially all of TPSCo’s long-lived assets are located in Japan.

	As of December 31,
	2018	2017
Israel	$215,419	$218,810
United States	239,462	214,393
Japan	202,353	201,921
Total	$657,234	$635,124

C.	Major Customers - as Percentage of Net Accounts Receivable Balance

Accounts receivable from significant customers representing 10% or more of the net accounts receivable balance consist of two such customers, representing 13% and 10% of the net accounts receivable balance as of December 31, 2018, and one such customer representing 13% of the net accounts receivable balance as of December 31, 2017.

D.          Major Customers - as Percentage of Total Revenue

	Year ended December 31,
	2018	2017	2016
Customer A	33%	30%	35%
Customer B	7	12	12
Other customers *	16	15	14

*
Represents sales to two customers accounted for 7% and 9% of sales during 2018, to two customers accounted for 7% and 8% of sales during 2017, and to two customers accounted for 5% and 9% of sales during 2016.